ANALYSIS OF OPERATING SEGMENTS - Statement of financial position (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Trading assets	$ 11,038,856	$ 9,113,668
Investment securities	36,061,764	26,000,311
Hedging derivative assets	156,220	166,598
Investments in associates and joint ventures	1,029,322	987,962
Loans, net	195,541,994	173,942,317
Other assets	79,067,714	68,621,733
Total Assets	322,895,870	278,832,589
Liabilities
Customer Deposits	211,841,597	175,491,421
Financial obligations	58,624,766	54,844,576
Other liabilities	16,989,950	15,148,323
Total Liabilities	287,456,313	245,484,320
Banco de Bogota S.A.
Assets
Trading assets	4,960,248	4,025,309
Investment securities	9,670,374	7,506,397
Hedging derivative assets	117,066	163,004
Investments in associates and joint ventures	5,419,318	4,752,358
Investments in subsidiary companies	14,819,773	14,611,104
Loans, net	61,675,539	58,093,411
Other assets	14,199,517	17,587,032
Total Assets	110,861,835	106,738,615
Liabilities
Customer Deposits	67,488,062	61,515,280
Financial obligations	17,109,522	19,273,824
Other liabilities	3,765,654	4,089,509
Total Liabilities	88,363,238	84,878,613
Leasing Bogota S.A. Panama
Assets
Trading assets	318,183	174,521
Investment securities	13,456,895	7,214,666
Hedging derivative assets	32,895
Loans, net	70,329,940	55,016,717
Other assets	28,088,407	20,486,165
Total Assets	112,226,320	82,892,069
Liabilities
Customer Deposits	79,799,401	56,279,706
Financial obligations	15,313,069	10,085,301
Other liabilities	2,294,077	1,915,958
Total Liabilities	97,406,547	68,280,965
Banco de Occidente S.A.
Assets
Trading assets	2,143,707	2,730,366
Investment securities	4,966,920	4,487,707
Investments in associates and joint ventures	1,614,628	1,434,246
Loans, net	31,040,792	29,374,122
Other assets	5,324,698	4,551,257
Total Assets	45,090,745	42,577,698
Liabilities
Customer Deposits	30,970,733	28,726,381
Financial obligations	7,317,684	7,195,231
Other liabilities	1,823,117	1,787,008
Total Liabilities	40,111,534	37,708,620
Banco Popular S.A.
Assets
Trading assets	347,139	284,790
Investment securities	3,205,960	2,556,181
Investments in associates and joint ventures	577,963	486,524
Loans, net	20,426,642	19,260,152
Other assets	2,837,027	2,529,930
Total Assets	27,394,731	25,117,577
Liabilities
Customer Deposits	20,611,759	16,988,939
Financial obligations	2,429,104	3,955,801
Other liabilities	1,164,071	1,102,857
Total Liabilities	24,204,934	22,047,597
Banco AV Villas S A
Assets
Trading assets	700,889	295,234
Investment securities	2,345,996	1,675,897
Investments in associates and joint ventures	3,729	3,027
Loans, net	11,838,132	11,671,190
Other assets	1,700,323	1,562,189
Total Assets	16,589,069	15,207,537
Liabilities
Customer Deposits	13,966,758	11,851,426
Financial obligations	232,457	1,078,588
Other liabilities	513,375	482,383
Total Liabilities	14,712,590	13,412,397
Corficolombiana S.A
Assets
Trading assets	2,603,549	1,729,563
Investment securities	3,231,070	3,316,757
Hedging derivative assets	6,259	3,594
Investments in associates and joint ventures	784,073	752,060
Loans, net	2,006,931	2,115,859
Other assets	29,514,603	23,891,745
Total Assets	38,146,485	31,809,578
Liabilities
Customer Deposits	4,926,745	4,067,504
Financial obligations	13,889,097	12,152,007
Other liabilities	7,297,974	5,622,013
Total Liabilities	26,113,816	21,841,524
All other segments
Assets
Trading assets	12,755	187
Investments in associates and joint ventures	1,929	405
Other assets	7,642,529	4,129,975
Total Assets	7,657,213	4,130,567
Liabilities
Financial obligations	7,989,984	4,484,293
Other liabilities	508,703	519,887
Total Liabilities	8,498,687	5,004,180
Elimination of intersegment amounts [member]
Assets
Trading assets	(47,614)	(126,302)
Investment securities	(815,451)	(757,294)
Investments in associates and joint ventures	(7,372,318)	(6,440,658)
Investments in subsidiary companies	(14,819,773)	(14,611,104)
Loans, net	(1,775,982)	(1,589,134)
Other assets	(10,239,390)	(6,116,560)
Total Assets	(35,070,528)	(29,641,052)
Liabilities
Customer Deposits	(5,921,861)	(3,937,815)
Financial obligations	(5,656,151)	(3,380,469)
Other liabilities	(377,021)	(371,292)
Total Liabilities	$ (11,955,033)	$ (7,689,576)